Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA Morgan Stanley International Equities Portfolio

(the “Portfolio”)

Supplement dated August 14, 2019

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2019, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA Morgan Stanley International Equities Portfolio – Investment Adviser,” in the table under the heading “Portfolio Managers” the following information is added:

Name and Title	Portfolio Manager of the Portfolio Since
Nathan Wong Executive Director of Morgan Stanley Investment Management Limited and Portfolio Manager	2019

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” the last paragraph under “Morgan Stanley Investment Management Inc. (MSIM)” is deleted in its entirety and replaced with the following:

The SA Morgan Stanley International Equities Portfolio is managed by William D. Lock, Bruno Paulson, Vladimir A. Demine, Marcus Watson, Dirk Hoffmann-Becking, Nic Sochovsky, Alex Gabriele, Nathan Wong and Richard Perrott. Mr. Lock, Managing Director, has been associated with MSIM Limited in an investment management capacity since 1994. Mr. Paulson, Managing Director, has been associated with MSIM Limited in an investment management capacity in 2009. Mr. Demine, Executive Director, has been associated with MSIM Limited in an investment management capacity in 2009. Mr. Watson, Executive Director, has been associated with MSIM Limited in an investment management capacity since 2008. Mr. Hoffmann-Becking, Executive Director, has been associated with MSIM Limited or its affiliates in an investment capacity since 2013. Prior to 2013, Mr. Hoffmann-Becking was associated with Societe Generale as a sell side analyst. Prior to 2012, Mr. Hoffmann-Becking was associated with Sanford Bernstein as a senior research analyst covering European Banks. Mr. Sochovsky, Managing Director, has been associated with MSIM Limited or its affiliates in an investment capacity since 2015. Prior to 2015, Mr. Sochovsky was associated with Credit Suisse within a top industry ranked consumer staples team covering food manufacturing, HPC, beverages and tobacco. Prior to 2012, Mr. Sochovsky was associated with Unicredit as the head of the consumer research team. Mr. Gabriele, Executive Director, has been associated with MSIM Limited in an investment management capacity since 2012. Mr. Perrott, Vice President, has been associated with MSIM Limited in an investment management capacity since 2015. Prior to joining MSIM Limited, Mr. Perrott was an equity research analyst at Autonomous Research covering specialty financials from 2013 to 2015 and previously covered financials at Berenberg Bank from 2011 to 2013. Mr. Wong, Executive Director, has been associated with MSIM Limited in an investment management capacity since 2015. Prior to joining MSIM Limited, Mr. Wong was partner/senior analyst and developed markets equities generalist at Sloane Robinson from 2007 to 2017.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-8670-MIE1.1 (08/19)

Filed under Rule 497(e)

Registration No. 33-52742

SunAmerica Series Trust

SA Morgan Stanley International Equities Portfolio

(the “Portfolio”)

Supplement dated August 14, 2019

to the Portfolio’s Statement of Additional Information (“SAI”)

dated May 1, 2019, as supplemented and amended to date

In the table under the section entitled “PORTFOLIO MANAGERS – Other Accounts,” the information with respect to Morgan Stanley Investment Management Inc. (MSIM)” is supplemented with the following:

Advisers/ Subadviser	Portfolio Managers	Other Accounts
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)
MSIM	Wong, Nathan[1]	6	$5,041	28	$19,670	68[2]	$19,670

[1]	As of June 30, 2019
[2]	Three accounts with $1,895 million in assets under management with performance-based fees.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAST_SAI_SUP2.2 (08/19)